Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other current assets [Abstract]
Advances to suppliers		$ 843	$ 827
Prepaid expenses		2,631	1,740
Government institutions		1,879	5,362
Contingent consideration	[1]		4,500
Indemnification asset	[2]	14,750
Qoros put option	[3]	15,571	24,435
Others		4,004	3,924
Other current assets		$ 39,678	$ 40,788

[1]	As at December 31, 2018, this represents a receivable related to the transaction described in Note 29; this amount was received in 2019.
[2]	Mainly relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 20.B.b for further details.
[3]	Refer to Note 9.B.b.2